ALLIANCE GROWTH FUND

ANNUAL REPORT
OCTOBER 31, 1996




LETTER TO SHAREHOLDERS                                     ALLIANCE GROWTH FUND
_______________________________________________________________________________

November 29, 1996

Dear Shareholder:
We are pleased to provide you with an update of The Alliance Growth Fund's performance and investment activity during the fiscal year ended October 31, 1996. In the table below, your Fund's performance is compared with that of the overall U.S. stock market, represented by the S&P 500 Stock Index, and with the Russell 1000 Index, which tracks 1,000 large-cap U.S. stocks.

                             TOTAL RETURNS FOR
                       PERIODS ENDED OCTOBER 31, 1996
                         6 MONTHS         12 MONTHS
                       ------------     -------------
ALLIANCE GROWTH FUND
  Class A                  8.21%            21.65%
  Class B                  7.83             20.82
  Class C                  7.82             20.81

S&P 500 STOCK INDEX        9.03             24.02
RUSSELL 1000 INDEX         8.20             22.92


THE S&P AND RUSSELL INDICES ARE UNMANAGED.


The Fund's total returns are based on the net asset values of each class of shares as of October 31. Additional investment results appear on page 3. A chart showing the performance of a hypothetical $10,000 initial investment in Alliance Growth Fund Class B shares from inception through the end of October 1996 is included on page 4.

INVESTMENT ENVIRONMENT
The fiscal year began with significant upward momentum in the stock market. Corporate profits were growing moderately and, with little inflationary pressure in evidence, interest rates were declining. By the time of our last report to you, April 30, the market was up about 13%.

As the Federal Reserve became concerned that accelerating growth rates might spark inflation, interest rates were raised in July. The stock market reacted swiftly, with the S&P 500 falling 10% and the Nasdaq giving up even more ground.

As additional economic data became available, it became apparent that the economy was not gaining strength but weakening. Thus began the current environment of slow growth, with no recession in sight, accompanied by little inflation and falling interest rates. This has proved to be a very favorable climate for equity markets, which have recovered from their summer tailspin and have moved on to reach new heights.

AREAS OF OPPORTUNITY
Throughout the fiscal year, your fund has maintained significant holdings in the technology and financial services sectors. At the same time, the portfolio is significantly underweighted in industrial commodities and capital goods.

While technology stocks were adversely affected during the summer correction, they have since recovered. We believe computing and communications are still in the early stages of what will prove to be significant and far-reaching change. The transition from analog to digital technology is moving beyond just computers and is rapidly changing the entire communications infrastructure. Our large holdings in Cisco Systems, 3 Com, Intel and MFS Communications reflect our strong enthusiasm for the future of the technology sector.

The financial services sector has been a strong performer in recent months, benefiting from falling interest rates. However, our interest in this sector is based on more than just the expectation of lower interest rates. Financial services represent a large and varied sector of the economy with favorable long-term growth prospects. Our holdings in this industry are well diversified and include banks, brokerage firms, and insurance and credit card companies.

CURRENT OUTLOOK
The current backdrop of falling interest rates and restrained economic growth is favorable for equities. However, stock market returns have been running well above long-term averages for the last two years and it is only common sense to suggest that this cannot last


1



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

indefinitely. We do not yet see the kinds of economic or financial strains that would provoke a bear market, but we believe returns will be more moderate in the year ahead. Having said that, we see no reason to think that long-term investment in the stock market will not bring its traditional rewards.

As always, we appreciate your continued interest and investment in the Alliance Growth Fund.

Sincerely,


John D. Carifa
Chairman and President


Tyler J. Smith
Portfolio Manager



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

Alliance Growth Fund seeks long-term growth of capital. The Fund invests principally in a diversified portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1996


CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +21.65%        +16.49%
 . Five Years                 +18.23%        +17.20%
 . Since Inception*           +22.29%        +21.44%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +20.82%        +16.82%
 . Five Years                 +17.41%        +17.41%
 . Since Inception*(a)        +20.29%        +20.29%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +20.81%        +19.81%
 . Since Inception*           +15.29%        +15.29%


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares--with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and Class C (1% year 1). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.
(a)  Assumes conversion of Class B shares into Class A shares after 8 years.


3



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

ALLIANCE GROWTH FUND
GROWTH OF A $10,000 INVESTMENT:
10/31/87 TO 10/31/96

$54,575
$49,575
$44,575
$39,575
$34,575
$29,575
$24,575
$19,575
$14,575
$9,575
10/31/87            10/31/96
GROWTH FUND CLASS B: $52,353
RUSSELL 1000
S&P 500


This chart illustrates the total value of a hypothetical $10,000 investment in Class B shares. A contingent deferred sales charge (CDSC) is not reflected in this illustration since the hypothetical investment exists for a period beyond which a CDSC would be applicable. Performance for Class A and C shares will vary from the results shown above due to differences in expenses charged to those classes. Results should not be considered representative of future gains or losses.

Both the S&P 500 Stock Index and the Russell 1000 Index are unmanaged. The S&P 500 tracks 500 companies and is a common measure of the overall U.S. stock market. The Russell 1000 measures the performance of the 1,000 largest U.S. stocks as measured by price-to-book ratios.


Growth Fund
S&P 500
Russell 1000


4



TEN LARGEST HOLDINGS*
OCTOBER 31, 1996                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                                   VALUE      NET ASSETS
-------------------------------------------------------------------------------
Cisco Systems, Inc.                                  $  187,617,000      5.5%
3Com Corp. (common stocks and bonds)                    182,621,137      5.4
Intel Corp.                                             173,594,300      5.1
MFS Communications Co., Inc. (common and pfd. stock)    143,591,500      4.2
Travelers Group, Inc.                                   122,580,587      3.6
American International Group, Inc.                      102,580,019      3.0
Loews Corp.                                              92,457,375      2.7
Ceridian Corp.                                           79,107,213      2.3
Merck & Co., Inc.                                        64,132,950      1.9
Philip Morris Cos., Inc.                                 62,336,625      1.9
                                                     $1,210,618,706     35.6%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1996
_______________________________________________________________________________

                                                     SHARES
                                        --------------------------------
PURCHASES                                  BOUGHT      HOLDINGS 10/31/96
------------------------------------------------------------------------
3Com Corp.                               1,312,700         2,620,300
AutoZone, Inc.                           2,136,400         2,136,400
Canadian Pacific, Ltd.                   1,380,000         1,380,000
Ceridian Corp.                           1,594,100         1,594,100
CUC International, Inc.                  2,347,400         2,347,400
Intel Corp.                              1,249,000         1,625,600
Merck & Co., Inc.                          426,200           865,200
MFS Communications Co., Inc.             2,416,000         2,416,000
NationsBank Corp.                          417,000           417,000
TCI Group Series A                       1,974,000         4,939,500


SALES                                       SOLD       HOLDINGS 10/31/96
------------------------------------------------------------------------
Bay Networks, Inc.                       1,303,700           446,850
Donnelley (R.R.) & Sons Co.                879,200                -0-
Eastman Kodak Co.                          365,000           130,700
Great Lakes Chemical Corp.                 371,000                -0-
ITT Industries, Inc.                       848,000                -0-
Mannesmann AG (ADR)                        123,000            82,000
Motorola, Inc.                             746,800                -0-
Oracle Systems Corp.                     1,600,000         1,088,250
Philip Morris Cos., Inc.                   435,900           673,000
Texas Instruments, Inc.                    559,500           671,700


*  Adjusted for market value of call options written.


5



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS AND OTHER
  INVESTMENTS-96.2%
TECHNOLOGY-40.3%
COMPUTER HARDWARE-3.4%
Ceridian Corp. (a)                            1,594,100     $ 79,107,213
COMPAQ Computer Corp. (a) (b)                   400,000       27,850,000
Dell Computer Corp. (a) (b)                     100,000        8,137,500
                                                            ------------
                                                             115,094,713

COMPUTER PERIPHERALS-0.6%
Seagate Technology, Inc. (a)                    293,000       19,557,750

COMPUTER SOFTWARE & SERVICES-6.4%
Electronic Data Systems Corp.                 1,038,000       46,710,000
Informix Corp. (a) (b)                          555,000       12,314,063
Microsoft Corp. (a)                             239,000       32,802,750
Oracle Systems Corp. (a) (b)                  1,088,250       46,046,578
Sterling Commerce, Inc. (a)                   1,626,044       45,732,487
Sterling Software, Inc. (a)                   1,021,000       33,182,500
                                                            ------------
                                                             216,788,378

ELECTRONICS-14.4%
3Com Corp. (a) (b)                            2,620,300      177,197,787
Bay Networks, Inc. (a) (b)                      446,850        9,048,713
Cabletron Systems, Inc. (a) (b)                 218,900       13,653,888
Cisco Systems, Inc. (a) (b)                   3,068,000      189,832,500
EMC Corp. (a) (b)                             1,862,300       48,885,375
General Instrument Corp. (a)                  1,021,300       20,553,662
Texas Instruments, Inc. (b)                     671,700       32,325,562
                                                            ------------
                                                             491,497,487

OFFICE EQUIPMENT & SERVICES-1.0%
Xerox Corp.                                     711,300       32,986,538

PRINTING, PUBLISHING & BROADCASTING-0.2%
Cox Communications, Inc. Cl.A (a)               341,300        6,314,050

SEMI-CONDUCTORS & RELATED-7.1%
Altera Corp. (a) (b)                            529,500       32,829,000
Intel Corp. (b)                               1,625,600      178,612,800
National Semiconductor Corp. (a) (b)          1,605,300       30,902,025
                                                            ------------
                                                             242,343,825

TELECOMMUNICATIONS-7.2%
AirTouch Communications, Inc. (a)             1,356,700       35,443,787
DSC Communications Corp. (a) (b)              1,027,400       14,255,175
Loral Space & Communications (a)                820,000       13,017,500
MFS Communications Co., Inc. (a) (b)          2,416,000      121,102,000
MFS Communications Co., Inc. pfd. 8.00%         318,000       27,586,500
Millicom International Cellular,
  S.A. (a) (c)                                  312,800       12,433,800
Rogers Cantel Mobile Communications,
  Inc. Cl.B (a)                                 139,000        3,249,125
Teleport Communications Group, Inc. Cl.A (a)     20,000          490,000
U.S. West, Inc. (a)                             455,000        7,109,375
United States Cellular Corp. (a)                365,500       10,736,563
                                                            ------------
                                                             245,423,825
                                                           -------------
                                                           1,370,006,566

CREDIT SENSITIVE-24.5%
BANKS-4.0%
Chase Manhattan Corp.                           497,952       42,699,384
Corestates Financial Corp.                      110,000        5,348,750
First Chicago NBD Corp.                         415,000       21,165,000
First Chicago NBD Corp., pfd. 5.50%              90,000        1,462,500
First Union Corp.                               345,000       25,098,750
NationsBank Corp.                               417,000       39,302,250
                                                            ------------
                                                             135,076,634

FINANCIAL SERVICES-2.0%
Dean Witter, Discover & Co.                     301,700       17,762,588
Federal National Mortgage Assn.                 723,200       28,295,200
Mercury Finance Co.                           1,933,500       22,235,250
                                                            ------------
                                                              68,293,038


6



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
INSURANCE-12.9%
20th Century Industries, Inc. (a)             1,098,300     $ 17,572,800
Acceptance Insurance Cos., Inc. (a)             637,300       12,905,325
Allstate Corp.                                  649,410       36,448,136
American International Group, Inc.              944,350      102,580,019
ITT Hartford Group, Inc.                        693,000       43,659,000
PennCorp. Financial Group, Inc.                 474,500       16,429,562
PMI Group, Inc.                                 512,800       29,293,700
Progressive Corp. (Ohio)                        708,000       48,675,000
PXRE Corp.                                            8              198
TIG Holdings, Inc.                              316,500        9,138,938
Travelers Group, Inc.                         2,259,550      122,580,587
                                                            ------------
                                                             439,283,265

REAL ESTATE-5.0%
Bradley Real Estate, Inc.                       207,982        3,457,701
CBL & Associates Properties, Inc.               229,000        5,410,125
Essex Property Trust                            146,900        3,801,038
First Industrial Realty Trust, Inc.             147,000        3,803,625
Highwoods Properties, Inc.                      459,200       13,202,000
JP Realty, Inc.                                 755,300       17,183,075
Koger Equity, Inc. (a)                        1,762,571       27,540,172
Macerich Co.                                  1,051,400       23,130,800
Manufactured Home Communities, Inc.             160,000        3,120,000
Oasis Residential, Inc.,                         40,700          976,800
Prentiss Properties Trust (a)                   222,500        4,589,063
Simon DeBartolo Group, Inc.                     276,500        7,292,687
Spieker Properties, Inc.                        426,200       13,105,650
Storage USA, Inc.                               383,700       13,333,575
Summit Properties, Inc.                         771,700       15,144,612
Sun Communities, Inc.                           520,000       14,885,000
                                                            ------------
                                                             169,975,923

UTILITY/TELEPHONE-0.3%
Telephone and Data Systems, Inc.                317,600       11,116,000

MISCELLANEOUS-0.3%
MBNA Corp.                                      270,700       10,218,925
                                                            ------------
                                                             833,963,785

CONSUMER NONCYCLICALS-13.1%
BEVERAGES-0.6%
Coca-Cola Femsa, S.A. (ADR) (d)                 434,700       10,269,787
PepsiCo, Inc.                                   294,000        8,709,750
                                                             ------------
                                                              18,979,537

COMMERCIAL SERVICES-2.2%
ADT Ltd. (a)                                    835,000       16,491,250
CUC International, Inc. (a) (b)               2,347,400       57,511,300
                                                             ------------
                                                              74,002,550

DRUGS-4.6%
Abbott Laboratories                             500,000       25,312,500
Amgen, Inc. *                                    81,000        4,966,313
Astra AB, Series A (e)                          380,000       17,452,134
Boston Scientific Corp. (a)                      35,000        1,903,125
Gensia, Inc. pfd. (a) (f)                        68,500          976,125
Merck & Co., Inc.                               865,200       64,132,950
Pfizer, Inc.                                    437,000       36,161,750
Schering-Plough Corp.                           100,000        6,400,000
                                                            ------------
                                                             157,304,897

ENTERTAINMENT & LEISURE-0.1%
Walt Disney Co.                                  74,000        4,874,750

HOSPITAL SUPPLIES & SERVICES-1.1%
Baxter International, Inc.                       17,000          707,625
Healthsource, Inc. (a)                          273,000        3,344,250
Medtronic, Inc.                                 476,900       30,700,438
Quest Medical, Inc. (a)                         265,225        1,690,809
                                                            ------------
                                                              36,443,122

TOBACCO-4.5%
Loews Corp.                                   1,119,000       92,457,375
Philip Morris Cos., Inc.                        673,000       62,336,625
                                                            ------------
                                                             154,794,000
                                                            ------------
                                                             446,398,856


7



PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
CONSUMER CYCLICALS-8.0%
AUTO & RELATED-1.6%
AutoZone, Inc. (a)                            2,136,400     $ 54,745,250

PHOTO & OPTICAL-0.3%
Eastman Kodak Co.                               130,700       10,423,325

RESTAURANTS & LODGING-1.2%
American General Hospitality Corp.              501,000        9,957,375
ITT Corp. (a)                                   723,800       30,399,600
                                                            ------------
                                                              40,356,975

RETAILING-GENERAL-4.7%
CompUSA, Inc. (a) (b)                           150,000        6,937,500
Home Depot, Inc.                                508,000       27,813,000
Lowes Cos., Inc.                              1,012,500       40,879,688
Sears Roebuck & Co.                           1,123,500       54,349,312
Wal-Mart Stores, Inc.                         1,130,000       30,086,250
                                                            ------------
                                                             160,065,750

RETAILING-TOYS-0.2%
Hasbro, Inc.                                    185,000        7,191,875
                                                            ------------
                                                             272,783,175

BUSINESS SERVICES-5.3%
PRINTING, PUBLISHING & BROADCASTING-3.0%
Comcast Corp. Cl.A (SPL) K                      546,500        8,060,875
TCI Group Series A (a)                        4,939,500       61,435,032
Tele-Communications, Inc.-Liberty Media
  Group Cl.A (a)                                621,375       16,000,406
Time Warner, Inc.                               117,400        4,373,150
Westinghouse Electric Corp.                     830,000       14,213,750
                                                            ------------
                                                             104,083,213

RAILROADS-2.2%
Canadian Pacific, Ltd. (c)                    1,380,000       34,845,000
Union Pacific Corp.                             701,866       39,392,229
                                                            ------------
                                                              74,237,229

TRANSPORTATION & SHIPPING-0.1%
Pittston Brinks Group                            92,000        2,622,000
                                                            ------------
                                                             180,942,442

ENERGY-2.3%
OIL & GAS SERVICES-2.3%
Gulf Canada Resources, Ltd. (a)               8,834,100       60,734,437
Union Pacific Resources Group, Inc.             598,677       16,463,618
                                                            ------------
                                                              77,198,055

CAPITAL GOODS-1.6%
ENVIRONMENTAL CONTROL-0.5%
WMX Technologies, Inc.                          467,000       16,053,125
MACHINERY-1.1%
Applied Materials, Inc. (a) (b)                 225,000        5,948,437
Mannesmann AG (ADR) (g)                          82,000       31,863,544
                                                            ------------
                                                              37,811,981
                                                            ------------
                                                              53,865,106

BASIC MATERIALS-1.1%
CHEMICALS-1.1%
Freeport McMoran, Inc.                                1               32
Monsanto Co.                                    772,500       30,610,312
W.R. Grace & Co. (a)                            112,000        5,936,000
                                                            ------------
                                                              36,546,344

ENGINEERING & CONSTRUCTION-0.0%
Cornell Corrections, Inc. (a)                    16,300          171,150
                                                            ------------
                                                              36,717,494

DIVERSIFIED-0.0%
Hanson Plc warrants,
  expiring 9/30/97 (a) (h)                    1,724,137            7,015
  ADR
  B warrants, expiring
  9/30/97 (a) (h)                               216,504            6,766
                                                            ------------
                                                                  13,781

Total Common and Preferred Stocks
  (cost $2,638,015,355)                                    3,271,889,260


8



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES-1.3%
ELECTRONICS-1.3%
3Com Corp. 10.25%, 11/01/01 (f)                $  8,500     $ 17,658,750
Altera Corp.5.75%, 6/15/02 (f)                   16,640       23,004,800
Cypress Semiconductor Corp.
  3.15%, 3/15/01 (f)                              2,500        2,281,250

Total Long-Term Debt Securities
  (cost $35,049,944)                                          42,944,800

SHORT-TERM DEBT SECURITIES-4.3%
Federal Home Loan Bank
  5.16%, 11/04/96                                12,000       11,994,840
  5.16%, 11/14/96                                10,000        9,981,367
  5.17%, 11/21/96                                 8,900        8,874,437
  5.18%, 11/20/96                                29,215       29,135,129
Federal Home Loan Mortgage Corp.
  5.16%, 11/19/96                                20,000       19,948,400
  5.18%, 12/11/96                                20,000       19,887,146
  5.19%, 11/14/96                                 2,474        2,469,363
  5.20%, 11/04/96                                24,700       24,689,297
Federal National Mortgage Assn.
  5.15%, 11/05/96                                10,000        9,994,278
Student Loan Marketing Assn.
  5.53%, 11/01/96                                 9,100        9,100,000

Total Short-Term Debt Securities
  (amortized cost $146,074,257)                              146,074,257

TOTAL INVESTMENTS-101.8%
  (cost $2,819,139,556)                                    3,460,908,317



COMPANY                                      CONTRACTS(i)       VALUE
-------------------------------------------------------------------------
OUTSTANDING CALL OPTIONS WRITTEN-(1.3%)
3Com Corp.
  expiring Dec 1996
  @ $56.50                                        2,000     $ (2,496,000)
  @ $57.13                                        1,000       (1,220,000)
  @ $61.25                                        1,000         (899,100)
  @ $64.25                                        1,500       (1,087,500)
  @ $64.63                                        1,000         (650,000)
  expiring Jan 1997
  @ $60.25                                        1,500       (1,494,000)
  @ $62.50                                        1,000         (894,800)
  @ $62.75                                        1,000         (915,600)
  @ $63.38                                        1,000         (774,800)
  @ $64.00                                          500         (423,100)
  @ $65.59                                        1,000         (690,000)
  @ $65.88                                        1,000         (690,500)

Altera Corp.
  expiring Nov 1996
  @ $42.38                                        1,000       (1,967,000)
  @ $44.38                                        2,000       (3,518,000)
  expiring Dec 1996
  @ $44.13                                        1,000       (1,830,000)
  @ $51.25                                        1,000       (1,236,000)

Applied Materials, Inc.
  expiring Nov 1996
  @ $24.88                                        1,000         (175,000)
  expiring Dec 1996
  @ $23.38                                          250          (94,500)
  @ $24.50                                        1,000         (278,900)

Bay Networks, Inc.
  expiring Dec 1996
  @ $28.13                                        1,000          (45,000)
  @ $29.38                                        1,500          (91,500)
  expiring Jan 1997
  @ $26.56                                        1,000          (68,000)
  @ $26.63                                        1,000          (73,000)

Cabletron Systems, Inc.
  expiring Jan 1997
  @ $63.88                                          500         (249,000)


9



PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                       CONTRACTS(i)       VALUE
-------------------------------------------------------------------------
Cisco Systems, Inc.
  expiring Nov 1996
  @ $57.50                                        1,000     $   (498,000)
  @ $57.88                                        1,000         (488,000)
  expiring Dec 1996
  @ $64.00                                        1,000         (386,000)
  expiring Jan 1997
  @ $63.38                                        1,000         (481,000)
  @ $65.25                                        1,000         (362,500)

COMPAQ Computer Corp.
  expiring Dec 1996
  @ $64.50                                          500         (374,500)
  expiring Jan 1997
  @ $67.63                                        1,000         (583,000)
  @ $72.88                                          500         (194,000)
  @ $73.00                                          500         (245,500)
  @ $74.00                                          500         (172,500)

CompUSA, Inc.
  expiring Feb 1997
  @ $46.25                                        1,500         (789,000)

CUC International, Inc.
  expiring Dec 1996
  @ $25.83                                        1,500         (136,500)
  @ $26.50                                        1,500          (99,000)
  expiring Jan 1997
  @ $23.17                                        1,500         (156,000)
  @ $27.17                                        2,250         (128,250)

Dell Computer Corp.
  expiring Dec 1996
  @ $80.50                                          500         (366,500)
  expiring Jan 1997
  @ $78.50                                          500         (432,500)

DSC Communications Corp.
  expiring Nov 1996
  @ $29.88                                        1,000               -0-
  @ $32.75                                        1,000               -0-
  expiring Dec 1996
  @ $27.88                                          500             (500)
  @ $28.50                                        1,000          (15,000)

EMC Corp.
  expiring Jan 1997
  @ $26.50                                          500          (97,500)

Informix Corp.
  expiring Nov 1996
  @ $25.63                                        1,000          (10,600)
  expiring Dec 1996
  @ $24.38                                        1,000          (91,000)
  @ $28.75                                          500          (18,500)
  @ $30.88                                          500          (10,500)
  expiring Jan 1997
  @ $20.75                                        1,550         (527,000)
  @ $27.00                                        1,000          (92,000)

Intel Corp.
  expiring Dec 1996
  @ $96.75                                        1,000       (1,537,000)
  @ $98.88                                        1,000       (1,355,000)
  expiring Jan 1997
  @ $104.75                                       1,000         (992,000)
  @ $109.75                                       1,000         (797,000)
  @ $112.38                                         500         (337,500)

MFS Communications Co., Inc.
  expiring Jan 1997
  @ $45.13                                        1,000         (659,000)
  @ $45.13                                        1,500       (1,032,000)
  @ $45.38                                        1,000         (635,000)
  @ $47.50                                        1,000         (539,000)
  @ $49.95                                        2,000         (820,000)
  @ $50.38                                        1,000         (389,000)
  @ $51.63                                        1,000         (335,000)
  @ $51.88                                        1,500         (487,500)
  expiring Feb 1997
  @ $50.50                                          500         (200,500)

National Semiconductor Corp.
  expiring Dec 1996
  @ $20.00                                        1,000         (110,000)
  expiring Jan 1997
  @ $18.88                                        1,000         (197,000)
  @ $19.25                                        1,500         (246,600)
  @ $19.38                                        1,000         (155,300)

Oracle Systems Corp.
  expiring Nov 1996
  @ $38.88                                        2,250         (774,675)
  @ $39.63                                        1,000         (277,000)
  @ $40.13                                        2,250         (616,500)
  @ $41.38                                        1,500         (268,500)
  @ $41.75                                          750         (125,250)
  @ $41.75                                        1,500         (229,500)


10



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                       CONTRACTS(i)       VALUE
-------------------------------------------------------------------------
  expiring Dec 1996
  @ $43.00                                          500     $   (125,000)
  @ $43.88                                        1,000         (207,000)
Texas Instruments, Inc.
  expiring Nov 1996
  @ $47.50                                        1,000         (145,000)
  expiring Dec 1996
  @ $46.25                                        1,000         (326,000)
  @ $50.50                                        1,000         (172,600)
  @ $54.88                                          500          (44,000)
  expiring Jan 1997
  @ $49.00                                        1,000         (321,000)
  @ $50.50                                          500         (135,000)
Total Outstanding Call Options Written
  (premiums received $36,773,825)                            (43,208,075)


                                                                VALUE
-------------------------------------------------------------------------
TOTAL INVESTMENTS NET OF OUTSTANDING CALL
  OPTIONS WRITTEN -100.5%
  (cost $2,782,365,731)                                   $3,417,700,242
Other assets less liabilities-(0.5%)                         (15,720,533)

NET ASSETS-100%                                           $3,401,979,709


(a)  Non-income producing security.

(b) Security on which options are written (shares subject to call have an aggregate market value of $422,679,689).

(c)  Canadian holding.

(d)  Country of origin--Mexico.

(e)  Country of origin--Sweden.

(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1996, these securities amounted to $43,920,925 or 1.29% of net assets.

(g)  Country of origin--Germany.

(h)  Country of origin--United Kingdom.

(i)  One contract relates to 100 shares.

     Glossary:
     ADR - American Depository Receipt

     See notes to financial statements.


11



STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $2,819,139,556)     $3,460,908,317
  Cash, at value (cost $5,602,224)                                   5,607,172
  Receivable for investment securities sold                         24,767,092
  Receivable for shares of beneficial interest sold                 14,886,494
  Dividends and interest receivable                                  2,573,828
  Total assets                                                   3,508,742,903

LIABILITIES
  Payable for investment securities purchased                       51,220,674
  Outstanding call options written, at value
    (premiums received $36,773,825)                                 43,208,075
  Payable for shares of beneficial interest redeemed                 6,623,319
  Distribution fee payable                                           2,550,349
  Advisory fee payable                                               2,131,695
  Accrued expenses                                                   1,029,082
  Total liabilities                                                106,763,194

NET ASSETS                                                      $3,401,979,709

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                         $        1,137
  Additional paid-in capital                                     2,660,909,394
  Distributions in excess of net investment income                     (86,910)
  Accumulated net realized gain on investments                     105,856,434
  Net unrealized appreciation of investments, options and
    foreign currency denominated assets and liabilities            635,299,654
                                                                $3,401,979,709

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($499,458,683/
    14,307,587 shares of beneficial interest issued and outstanding)    $34.91
  Sales charge--4.25% of public offering price                            1.55
  Maximum offering price                                                $36.46

  CLASS B SHARES
  Net asset value and offering price per share ($2,498,096,479/
    85,524,622 shares of beneficial interest issued and outstanding)    $29.21

  CLASS C SHARES
  Net asset value and offering price per share ($403,478,072/
    13,806,506 shares of beneficial interest issued and outstanding)    $29.22

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share ($946,475
    /27,111 shares of beneficial interest issued and outstanding)       $34.91


See notes to financial statements.


12



STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996                                ALLIANCE GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends(net of foreign taxes withheld
    of $189,385)                                     $34,211,776
  Interest                                             4,943,685
                                                                  $ 39,155,461

EXPENSES
  Advisory fee                                        20,263,705
  Distribution fee - Class A                           1,164,975
  Distribution fee - Class B                          20,009,061
  Distribution fee - Class C                           3,125,766
  Transfer agency                                      4,893,030
  Printing                                               717,273
  Registration                                           455,770
  Custodian                                              345,588
  Audit and legal                                        126,808
  Trustees' fees                                          25,895
  Miscellaneous                                           41,422
  Total expenses                                                    51,169,293
  Net investment loss                                              (12,013,832)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities transactions                      94,500,944
  Net realized gain on options transactions                         29,090,337
  Net realized gain on foreign currency transactions                 2,640,456
  Net change in unrealized appreciation of securities              403,025,659
  Net change in unrealized depreciation of options                  (4,262,167)
  Net change in unrealized appreciation of foreign
    currency denominated assets and liabilities                     (2,635,623)
  Net gain on investments                                          522,359,606

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $510,345,774


See notes to financial statements.


13



STATEMENT OF CHANGES IN NET ASSETS                         ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                                  YEAR ENDED       YEAR ENDED
                                                  OCTOBER 31,      OCTOBER 31,
                                                     1996             1995
                                                --------------  ---------------
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                            $(12,013,832)       $(653,141)
  Net realized gain on investments, options,
    and foreign currency transactions             126,231,737       48,585,427
  Net change in unrealized appreciation
    (depreciation) of investments, options,
    and foreign currency denominated assets
    and liabilities                               396,127,869      228,506,420
  Net increase in net assets from operations      510,345,774      276,438,706

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                        (1,878,354)        (773,224)
    Class B                                                -0-        (380,866)
    Class C                                                -0-         (57,618)
  Net realized gain on investments
    Class A                                        (6,274,504)      (2,882,018)
    Class B                                       (39,764,242)     (15,615,519)
    Class C                                        (6,015,295)      (2,362,349)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                    931,724,109      725,770,828
  Total increase                                1,388,137,488      980,137,940

NET ASSETS
  Beginning of year                             2,013,842,221    1,033,704,281
  End of year                                  $3,401,979,709   $2,013,842,221


See notes to financial statements.


14



NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as a diversified, open-end investment company. On April 15, 1996 the Board of Directors approved the creation of a fourth class of shares, Advisor Class shares. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sales price or, if no sale occurred, at the mean of the bid and asked price at the regular close of such exchange. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Trustees. The Board of Trustees has further determined that the value of certain portfolio debt securities, other than temporary investments in short-term securities, be determined by reference to valuations obtained from a pricing service. Restricted securities are valued at fair value as determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked price of the respective currency against the U.S. dollar on the valuation date. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or accrued.

Net realized gain on foreign currency transactions represents net foreign exchange gains and losses from holdings of forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denomintaed assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.


15



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares on such Class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

7. RECLASSIFICATION OF NET ASSETS
At October 31, 1996 the Fund reclassed certain components of net assets. The reclassification resulted in a net decrease to accumulated net realized gains on investments and foreign currency transactions of $15,050,589 and a net increase to distribution in excess of net investment income and additional paid in capital of $14,672,758 and $377,831, respectively.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75% of the Fund's average daily net assets. Such a fee is accrued daily and paid monthly. The Adviser has agreed, under terms of the advisory agreement, to reimburse the Fund to the extent that its aggregate expenses (exclusive of interest, taxes, brokerage, distribution fees, and extraordinary expenses) exceed the limits prescribed by any state in which the Fund's shares are qualified for sale.

The Fund has a Services Agreement with Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) to provide personnel and facilities to perform transfer agency services for the Fund. Compensation under this agreement amounted to $3,386,317 for the year ended October 31, 1996.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received net front-end sales charges of $231,038 from the sale of Class A shares and $2,399,952 and $1,829 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended October 31, 1996.

Brokerage commissions paid on securities transactions for the year ended October 31, 1996 amounted to $3,395,225, of which $2,500 was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.

Accrued expenses includes an amount owed to two of the trustees, under a deferred compensation plan, of $82,339.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50 of 1% of the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The Trustees currently limit payments under the Class A plan to .30 of 1% of the Fund's average daily net assets attributable to Class A shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $63,986,412 and $2,280,463 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accor-


16



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

dance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $2,076,666,485 and $1,227,220,200, respectively, for the year ended October 31, 1996. There were purchases of $19,257,580 and sales of $4,989,333 of U.S. Government and government agency obligations for the year ended October 31, 1996.

1. OPTION TRANSACTIONS
For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Transactions in options written for the year ended October 31, 1996 were as follows:


                                                       NUMBER OF
                                                       CONTRACTS     PREMIUMS
                                                       ---------  -------------
Options outstanding at beginning of year                 44,650   $ 18,649,332
Options written                                         327,500    136,261,617
Options terminated in closing purchase transactions    (144,625)   (62,746,457)
Options expired                                         (78,700)   (31,841,652)
Options exercised                                       (61,025)   (23,549,015)
Options outstanding at October 31, 1996                  87,800   $ 36,773,825


17



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

2. FOREIGN EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At October 31, 1996, the Fund had no outstanding forward exchange currency contracts.

At October 31, 1996, the cost of securities for federal income tax purposes was $2,830,789,210. Accordingly gross unrealized appreciation of investments was $782,831,015 and gross unrealized depreciation of investments was $152,711,908 resulting in net unrealized appreciation of $630,119,107.

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1996           1995          1996            1995
                     ------------  ------------  --------------  --------------
Shares sold            8,865,553     5,137,889    $280,673,093    $138,168,292
Shares issued in
  reinvestment of
  dividends and
  distributions          238,657       136,788       7,133,447       3,174,842
Shares converted
  from Class B         1,013,764            -0-     32,613,812              -0-
Shares redeemed       (5,484,207)   (2,291,772)   (173,773,360)    (62,614,033)
Net increase           4,633,767     2,982,905    $146,646,992    $ 78,729,101

CLASS B
Shares sold           33,339,591    31,470,527    $887,177,634    $706,760,789
Shares issued in
  reinvestment of
  dividends and
  distributions        1,182,878       631,579      29,773,038      12,397,903
Shares converted
  to Class A          (1,208,740)           -0-    (32,613,812)             -0-
Shares redeemed       (8,398,216)   (6,927,995)   (224,298,136)   (156,819,474)
Net increase          24,915,513    25,174,111    $660,038,724    $562,339,218


18



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1996           1995          1996            1995
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold            6,734,641     5,581,389    $179,622,559    $125,759,340
Shares issued in
  reinvestment of
  dividends and
  distributions          125,326        61,296       3,155,709       1,203,861
Shares redeemed       (2,196,703)   (1,894,060)    (58,679,911)    (42,260,692)
Net increase           4,663,264     3,748,625    $124,098,357    $ 84,702,509



                      OCT. 2,1996*                 OCT. 2,1996*
                            TO                           TO
                      OCT. 31,1996                 OCT. 31,1996
                      ------------                 ------------
ADVISOR CLASS
Shares sold               27,111                  $    940,036
Shares issued in
  reinvestment of
  dividends and
  distributions               -0-                           -0-
Shares redeemed               -0-                           -0-
Net increase              27,111                  $    940,036


*  Commencement of distribution.


19



FINANCIAL HIGHLIGHTS                                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A
                                            ------------------------------------------------------------------------------
                                                                       MAY 1,1994
                                              YEAR ENDED OCTOBER 31,       TO               YEAR ENDED APRIL 30,
                                            ------------------------   OCTOBER 31,  --------------------------------------
                                                1996         1995        1994(a)       1994        1993(B)       1992
                                            -----------  -----------  ------------  ------------  -----------  -----------
Net asset value, beginning of period          $29.48       $25.08       $23.89        $22.67       $20.31       $17.94

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                     .05          .12          .09          (.01)(d)       .05(d)       .29(d)
Net realized and unrealized gain on
  investments                                   6.20         4.80         1.10          3.55          3.68         3.95
Net increase in net asset value from
  operations                                    6.25         4.92         1.19          3.54          3.73         4.24

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.19)        (.11)          -0-           -0-         (.14)        (.26)
Distributions from net realized gains           (.63)        (.41)          -0-        (2.32)        (1.23)       (1.61)
Total dividends and distributions               (.82)        (.52)          -0-        (2.32)        (1.37)       (1.87)
Net asset value, end of period                $34.91       $29.48       $25.08        $23.89        $22.67       $20.31

TOTAL RETURN
Total investment return based on net
  asset value (f)                              21.65%       20.18%        4.98%        15.66%        18.89%       23.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $499,459     $285,161     $167,800      $102,406       $13,889       $8,228
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.30%        1.35%        1.35%(g)      1.40%         1.40%        1.40%
  Expenses, before waivers/reimbursements       1.30%        1.35%        1.35%(g)      1.46%         1.84%        1.94%
  Net investment income                          .15%         .56%         .86%(g)       .32%          .20%        1.44%
Portfolio turnover rate                           46%          61%          24%           87%          124%         137%
Average commission rate (h)                   $.0584           --           --            --            --           --


See footnote summary on page 23.


20



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS B
                                            -----------------------------------------------------------------------------------
                                                                         MAY 1,1994
                                              YEAR ENDED OCTOBER 31,         TO                  YEAR ENDED APRIL 30,
                                            --------------------------   OCTOBER 31,   ----------------------------------------
                                                  1996          1995       1994(a)          1994          1993(B)       1992
                                            ------------  ------------  -------------  ---------------  -----------  ----------
Net asset value, beginning of period            $24.78        $21.21       $20.27        $19.68          $18.16       $16.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                      (.12)         (.02)         .01          (.07)(d)(e)     (.06)(d)      .17(d)
Net realized and unrealized gain on
  investments                                     5.18          4.01          .93          2.98            3.23         3.67
Net increase in net asset value from
  operations                                      5.06          3.99          .94          2.91            3.17         3.84

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                -0-         (.01)          -0-           -0-           (.03)        (.21)
Distributions from net realized gains             (.63)         (.41)          -0-        (2.32)          (1.62)       (2.35)
Total dividends and distributions                 (.63)         (.42)          -0-        (2.32)          (1.65)       (2.56)
Net asset value, end of period                  $29.21        $24.78       $21.21        $20.27          $19.68       $18.16

TOTAL RETURN
Total investment return based on net
  asset value (e)(f)                             20.82%        19.33%        4.64%        14.79%          18.16%       22.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $2,498,097    $1,502,020     $751,521      $394,227         $56,704      $37,845
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements         1.99%         2.05%        2.05%(g)      2.10%           2.15%        2.15%
  Expenses, before waivers/reimbursements         1.99%         2.05%        2.05%(g)      2.13%           2.52%        2.65%
  Net investment income (loss)                    (.54)%        (.15)%        .16%(g)      (.36)%          (.53)%        .78%
Portfolio turnover rate                             46%           61%          24%           87%            124%         137%
Average commission rate (h)                     $.0584            --           --            --              --           --


See footnote summary on page 23.


21



FINANCIAL HIGHLIGHTS (CONTINUED)                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    CLASS C
                                            ----------------------------------------------------
                                                                      MAY 1,1994      AUGUST 2,
                                             YEAR ENDED OCTOBER 31,        TO         1993(C)
                                            ------------------------  OCTOBER 31,   TO APRIL 30,
                                                1996         1995        1994(A)       1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $24.79       $21.22       $20.28       $21.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.12)        (.03)         .01         (.02)(d)
Net realized and unrealized gain on
  investments                                   5.18         4.02          .93         1.15
Net increase in net asset value from
  operations                                    5.06         3.99          .94         1.13

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-        (.01)          -0-          -0-
Distributions from net realized gains           (.63)        (.41)          -0-       (2.32)
Total dividends and distributions               (.63)        (.42)          -0-       (2.32)
Net asset value, end of period                $29.22       $24.79       $21.22       $20.28

TOTAL RETURN
Total investment return based on net
  asset value (e)(f)                           20.81%       19.32%        4.64%        5.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $403,478     $226,662     $114,455      $64,030
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.00%        2.05%        2.05%(g)     2.10%(g)
  Expenses, before waivers/reimbursements       2.00%        2.05%        2.05%(g)     2.13%(g)
  Net investment income (loss)                  (.55)%       (.15)%        .16%(g)     (.31)%(g)
Portfolio turnover rate                           46%          61%          24%          87%
Average commission rate (h)                   $.0584           --           --           --


See footnote summary on page 23.


22



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
PERIOD

                                                          ADVISOR CLASS
                                                            OCTOBER 2,
                                                             1996(C)
                                                               TO
                                                           OCTOBER 31,
                                                              1996
                                                          --------------
Net asset value, beginning of period                        $34.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                           -0-
Net realized and unrealized gain on investments                .77
Net increase in net asset value from operations                .77
Net asset value, end of period                              $34.91

TOTAL RETURN
Total investment return based on net asset value (e)(f)       2.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $946
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements                     1.26%(g)
  Expenses, before waivers/reimbursements                     1.26%(g)
  Net investment income                                        .50%(g)
Portfolio turnover rate                                         46%
Average commission rate (h)                                 $.0584


(a)  The Fund changed its fiscal year end from April 30 to October 31.

(b) Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became investment adviser for the Trust.

(c)  Commencement of distribution.

(d)  Net of fee waived and expenses reimbursed by the Adviser.

(e)  Per share data based upon average monthly shares outstanding.

(f) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(g)  Annualized.

(h) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.


23



REPORT OF INDEPENDENT ACCOUNTANTS                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ALLIANCE GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Fund (one of the portfolios of The Alliance Portfolios, hereafter referred to as the "Fund") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
New York, New York
December 13, 1996


24



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
ALBERTA B. ARTHURS (1)
RUTH BLOCK (1)
RICHARD W. COUPER (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
BARBARA J. KRUMSIEK, VICE PRESIDENT-MARKETING
WAYNE D. LYSKI, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


25



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


26



ALLIANCE GROWTH FUND, INC.
1345 Avenue of the Americas
New York, NY10105
(800) 221-5672

ALLIANCE CAPITAL
INVESTING WITHOUT THE MYSTERY

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GFAR